Expense Example - FidelityTotalInternationalEquityFund-AMCIZPRO - FidelityTotalInternationalEquityFund-AMCIZPRO - Fidelity Total International Equity Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Total International Equity Fund - Class C
Expense Example:
1 year	$ 298
3 years	623
5 years	1,075
10 years	2,138
Fidelity Advisor Total International Equity Fund - Class M
Expense Example:
1 year	492
3 years	803
5 years	1,137
10 years	2,082
Fidelity Advisor Total International Equity Fund - Class I
Expense Example:
1 year	97
3 years	310
5 years	542
10 years	1,208
Fidelity Advisor Total International Equity Fund - Class A
Expense Example:
1 year	690
3 years	944
5 years	1,220
10 years	2,003
Fidelity Advisor Total International Equity Fund - Class Z
Expense Example:
1 year	82
3 years	266
5 years	469
10 years	$ 1,053